Non-controlling Interests	12 Months Ended
Oct. 31, 2022
Non-controlling Interests

26.	Non-controlling Interests

The changes to the non-controlling interest for the years ended October 31, 2022, 2021, and 2020, are as follows:

	October 31, 2022	October 31, 2021	October 31, 2020
	$	$	$
Balance, beginning of year	2,033,986	(33,383)	19,538
Elimination of GRD Cali, LLC non-controlling interest	-	-	22,128
Non-controlling interest’s 40% share of GRD Cali, LLC	-	-	(36,366)
Non-controlling interest’s 40% share of Idalia, LLC	-	(4,092)	(129)
Non-controlling interest’s 13% share of GR Michigan, LLC	-	5,743	(38,554)
Non-controlling interest’s 100% share of Canopy Management, LLC	(27,507)	2,065,718	-
Balance, end of year	2,006,479	2,033,986	(33,383)

26.1	Non-controlling interest in GRD Cali, LLC

The following is summarized financial information for GRD Cali, LLC:

	October 31, 2022	October 31, 2021	October 31, 2020
	$	$	$
Net loss for the year	-	-	90,914

GRD Cali, LLC was sold in exchange for $85,000 during the year ended October 31, 2020.

26.2	Non-controlling interest in Idalia, LLC

The following is summarized financial information for Idalia, LLC:

	October 31, 2022	October 31, 2021	October 31, 2020
	$		$
Non-current assets	-	-	10,230
Net loss for the year	-	10,230	322

26.3	Non-controlling interest in GR Michigan, LLC (“GR Michigan”)

The following is summarized financial information for GR Michigan, LLC:

	October 31, 2022	October 31, 2021	October 31, 2020
	$		$
Current assets	-	1,453	74,961
Non-current assets	-	-	603,895
Current liabilities	-	-	489,266
Non-current liabilities	-	-	68,994
Net loss for the year	-	48,867	296,570

Nine percent (9%) of GR Michigan is owned by officers and directors of the Company; this ownership is pursuant to an agreement that included their loans made to GR Michigan (Note 20), and 4% of GR Michigan owned by a third party. The total non-controlling ownership, including ownership by officers and directors, is 13%.

26.4	Non-controlling interest in Canopy

The following is summarized financial information for Canopy, reflecting consolidation of Golden Harvests, of which it is a 60% owner:

	October 31, 2022	October 31, 2021	October 31, 2020
	$	$	$
Current assets	3,200,701	3,093,330	-
Non-current assets	3,741,309	4,023,521	-
Current liabilities	2,337,695	1,708,330	-
Non-current liabilities	715,461	1,225,804	-
Advances due to parent	-	530,020	-
Net income (loss) for the year	(27,507)	2,196,479	-

Ninety-six percent (96%) of Canopy is owned by officers and directors of the Company, and four percent (4%) is owned by a third party. Ownership by officers and directors, excluding the CEO, is pursuant to agreements which caused their ownership of Canopy to be equal to their ownership in GR Michigan (Note 26), which total 3.5%. At October 31, 2022: the CEO owns 92.5% of Canopy, noting that this analogous to the CEO’s 5.5% ownership of GR Michigan, and an additional 87% of Canopy, which is equal to the Company’s ownership of GR Michigan of 87%. After the Company executes its option to acquire Canopy, the Company’s ownership of Canopy will be the same as its ownership of GR Michigan. Subsequent to October 31, 2022, the Company exercised its option to acquire 87% of the membership units of Canopy.

26.5	Non-controlling interest in GR Distribution, LLC

During the year ended October 31, 2021, the Company sold an aggregate total of an approximately 10.6% interest in Grown Rogue Distribution, LLC (“GR Distribution”) for $475,000. The interest was comprised of 11.875 newly issued equity units (“GR Distribution Units”) and each GR Distribution Unit was sold for $40,000. Prior to the issuances, 100 GR Distribution Units were outstanding, and after the issuances, 111.875 GR Distribution Units were issued and outstanding. Of the newly issued 11.875 GR Distribution units issued, 6.25 were issued to a former director of the Company, for proceeds of $250,000. On April 30, 2021, the Company purchased 11.875 GR Distribution Units in exchange for 3,711,938 common shares with an aggregate fair value of $664,816. After the Company’s purchase of 11.875 GR Distribution Units, Grown Rogue Distribution, LLC was a 100% owned subsidiary